BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
Revenue by Geographical Region
The following represents the Company’s revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2013	2012	2011
Revenues (1)
− South America	$338,115	$238,572	$267,420
− Europe	13,933	28,320	19,910
− Central America	49,466	35,333	16,499
− North America	1,553	7,438	227
− Asia	7,210	3,506	426
	$411,217	$313,169	$304,482

(1)	Classified by country of domicile of charterers/costumers.

Assets by Geographical Region
The following represents the Company’s vessels and equipment based upon the assets’ physical location as of the end of each applicable period presented:

	At December 31,
	2013	2012
Vessels and equipment, net

− South America	$589,736	$564,352
− Europe	24,376	25,474
− Asia (1)	96,994	53,496
− Other	4,325	4,197
	$715,431	$647,519

(1)	At December 31, 2013 corresponds to our three PSVs newbuilt resales, which were in a yard in China for certains upgrade works.

Operating Segment Information
The following schedule presents segment information about the Company’s operations for the year ended December 31, 2013:

	River Business	Offshore Supply Business	Ocean Business	Total

Transportation revenues	$181,223	$93,154	$71,265	$345,642
Manufacturing revenues	65,575	-	-	65,575
Running and voyage expenses	146,146	45,497	60,173	251,816
Manufacturing cost	45,662	-	-	45,662
Depreciation and amortization	23,977	11,676	6,882	42,535
Segment operating (loss) profit	10,616	29,055	(4,505)	35,166
Segment assets	446,539	363,575	81,556	891,670
Investments in and receivables from affiliates	4,216	-	220	4,436
Loss from investment in affiliates	(490)	-	(30)	(520)
Additions to long-lived assets	9,309	104,332	8,974	122,615

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2012:

	River Business	Offshore Supply Business	Ocean Business		Total

Transportation revenues	$132,972	$76,661	$73,229		$282,862
Manufacturing revenues	30,307	-	-		30,307
Running and voyage expenses	130,179	43,405	62,369		235,953
Manufacturing cost	18,474	-	-		18,474
Depreciation and amortization	21,996	10,938	10,918		43,852
Segment operating (loss) profit	(18,963)	17,615	(23,771	)(1)	(25,119)
Segment assets	387,484	263,315	123,033		773,832
Investments in and receivables from affiliates	4,032	-	250		4,282
Loss from investment in affiliates	(1,168)	-	(7)		(1,175)
Additions to long-lived assets	24,634	13,405	1,977		40,016

(1)	Includes an impairment charge for our product tanker M/V Amadeo of $16,000.

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2011:

	River Business	Offshore Supply Business	Ocean Business	Total

Transportation revenues	$155,505	$64,606	$65,282	$285,393
Manufacturing revenues	19,089	-	-	19,089
Running and voyage expenses	120,038	38,852	53,036	211,926
Manufacturing cost	12,681	-	-	12,681
Depreciation and amortization	20,139	9,436	9,569	39,144
Segment operating (loss) profit	13,138	10,999	(4,753)	19,384
Segment assets	392,549	263,094	124,527	780,170
Investments in and receivables from affiliates	6,595	-	256	6,851
Loss from investment in affiliates	(1,042)	-	(31)	(1,073)
Additions to long-lived assets (1)	73,265	19,502	3,345	96,112

(1)	Excludes $1,751, which corresponds to additions to corporate assets.

Reconciliation of Assets from Segment to Consolidated
Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:
	At December 31,
	2013	2012

Total assets for reportable segments	$891,670	$773,832
Other assets	15,716	14,271
Corporate cash and cash equivalents	72,625	222,215
Consolidated total assets	$980,011	$1,010,318